Fair Value of Financial Assets and Liabilities - Financial Assets and Liabilities Not Carried at Fair Value (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023
Investment securities:
Debt instruments at amortized cost	¥ 316,392	¥ 235,567
Loans and advances	121,716,465	111,891,134
Other financial assets	7,509,528	5,360,634
Deposits:
Borrowings	16,107,158	15,371,801
Debt securities in issue	14,075,084	11,984,994
Other financial liabilities	10,523,048	8,522,212
Carrying value [member]
Investment securities:
Debt instruments at amortized cost	316,392	235,567
Loans and advances	121,716,465	111,891,134
Other financial assets	7,509,528	5,360,634
Deposits:
Non-interest-bearing deposits, demand deposits and deposits at notice	130,910,884	123,181,105
Other deposits	51,186,435	49,746,705
Borrowings	15,684,515	14,954,804
Debt securities in issue	14,075,084	11,984,994
Other financial liabilities	10,523,048	8,522,212
Not carried at fair value [member]
Investment securities:
Debt instruments at amortized cost	315,077	235,541
Loans and advances	124,143,634	114,154,110
Other financial assets	7,506,752	5,357,987
Deposits:
Non-interest-bearing deposits, demand deposits and deposits at notice	130,907,582	123,009,507
Other deposits	51,192,932	49,607,234
Borrowings	15,639,123	14,876,449
Debt securities in issue	14,184,095	11,828,910
Other financial liabilities	10,522,900	8,522,110
Not carried at fair value [member] | Level 1 [member]
Investment securities:
Debt instruments at amortized cost	219,714	165,208
Not carried at fair value [member] | Level 2 [member]
Investment securities:
Debt instruments at amortized cost	95,363	70,333
Loans and advances	183,237	237,232
Other financial assets	7,456,468	5,307,316
Deposits:
Non-interest-bearing deposits, demand deposits and deposits at notice	130,907,582	123,009,507
Other deposits	51,070,515	49,481,149
Borrowings	15,630,657	14,868,020
Debt securities in issue	14,094,156	11,726,142
Other financial liabilities	10,483,488	8,387,339
Not carried at fair value [member] | Level 3 [member]
Investment securities:
Loans and advances	123,960,397	113,916,878
Other financial assets	50,284	50,671
Deposits:
Other deposits	122,417	126,085
Borrowings	8,466	8,429
Debt securities in issue	89,939	102,768
Other financial liabilities	¥ 39,412	¥ 134,771